Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Minimum Capital Requirements Measured on Consolidated Basis (Detail)	Dec. 31, 2023 ARS ($)
Disclosure of minimum capital requirements [line items]
Minimum capital requirements	$ 403,496,688
Computable equity	1,752,831,979
Capital surplus	$ 1,349,335,291